Debt - Interest Income/Expense (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Debt Instrument [Line Items]
Interest Expense, Other	$ 538		$ 586		$ 531
Interest expense	478	[1]	592	[1]	527	[1]
Interest Income Including Finance Income And Other Income	$ 653	[1],[2]	$ 679	[1],[2]	$ 734	[1],[2]

[1]	(1)Includes Equipment financing interest expense, as well as non-financing interest expense included in Other expenses, net in the Consolidated Statements of Income.
[2]	(2)Includes Finance income, as well as other interest income that is included in Other expenses, net in the Consolidated Statements of Income.